Share-Based Compensation Plans - Performance Share Units (Details) - USD ($) $ in Millions			12 Months Ended			35 Months Ended
	Oct. 29, 2014	Feb. 14, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Payout Levels (in units):
Share-based compensation			$ 31.1	$ 40.6	$ 31.5
Performance share units
Payout Levels (in units):
Threshold Award (in shares)			82,298	94,608	76,120
Target Award (in shares)			164,595	189,215	152,240
Outstanding Award (in shares)			329,190	378,430	304,480
Shares Issued in 2015 (in shares)			0	0	54,617
Shares Subject to Holding Period (in shares)			0	0	46,623
Percentage of the target award level achieved over the performance period					140.00%	124.00%
Granted (in shares)	3,046	7,610
Share-based compensation			$ 17.1	$ 20.1	$ 13.1
Performance share units | February 11, 2014 and May 1, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				100.00%
Performance share units | February 11, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			100.00%
Performance share units | December 31, 2014 | February 14, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					50.00%
Performance share units | December 31, 2015 | February 14, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					50.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period range			1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period range			3 years